Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	FundVantage Trust
Entity Central Index Key	0001388485
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000089187 [Member]
Shareholder Report [Line Items]
Fund Name	Pacific Capital Tax-Free Securities Fund
Class Name	Class Y
Trading Symbol	PTXFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacific Capital Tax-Free Securities Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.boh.com/personal/mutual‑funds. You can also request this information by contacting us at (888) 678‑6034.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	(888) 678‑6034
Additional Information Website	https://www.boh.com/personal/mutual‑funds
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacific Capital Tax-Free Securities Fund (Class Y / PTXFX)	$7	0.13%*
* Annualized

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%	[1]
Net Assets	$ 250,571,219
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$250,571,219
Total number of portfolio holdings	93
Total advisory fee paid, net	$0
Portfolio turnover rate as of the end of the reporting period	24%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of October 31, 2025)
The following table presents a summary by credit quality of the portfolio holdings of the Fund, as a percentage of net assets:
CREDIT QUALITY
AAA	6.2%
AA	85.4%
A	6.8%
BAA	0.3%
Cash	1.3%
Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Fund will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Fund will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Fund, and not the Fund itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality. A pre-refunded bond is secured by an escrow fund of U.S. government obligations (i.e., Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.

Credit Quality Explanation [Text Block]
Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Fund will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Fund will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Fund, and not the Fund itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality. A pre-refunded bond is secured by an escrow fund of U.S. government obligations (i.e., Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.

Credit Ratings Selection [Text Block]	Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Fund will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Fund will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Fund, and not the Fund itself.
Material Fund Change [Text Block]
Material Fund Changes During the Period
Following is a summary of material changes planned for the Fund since the beginning of the reporting period:
On December 2, 2025, the Fund’s Board of Trustees approved the reorganization of the Pacific Capital Tax-Free Short Intermediate Securities Fund into the Fund (the “Reorganization”). The Reorganization has not occurred as of the date the shareholder report was issued.

C000089188 [Member]
Shareholder Report [Line Items]
Fund Name	Pacific Capital Tax-Free Short Intermediate Securities Fund
Class Name	Class Y
Trading Symbol	PTFSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacific Capital Tax-Free Short Intermediate Securities Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.boh.com/personal/mutual‑funds. You can also request this information by contacting us at (888) 678‑6034.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	(888) 678‑6034
Additional Information Website	https://www.boh.com/personal/mutual‑funds
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacific Capital Tax-Free Short Intermediate Securities Fund (Class Y / PTFSX)	$22	0.43%*
* Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[2]
Net Assets	$ 41,161,609
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$41,161,609
Total number of portfolio holdings	46
Total advisory fee paid, net	$0
Portfolio turnover rate as of the end of the reporting period	30%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of October 31, 2025)
The following table presents a summary by credit quality of the portfolio holdings of the Fund, as a percentage of net assets:
CREDIT QUALITY
AAA	0.4%
AA	86.2%
A	7.0%
BAA	3.8%
Cash	2.6%
Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Fund will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Fund will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Fund, and not the Fund itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality. A pre-refunded bond is secured by an escrow fund of U.S. government obligations (i.e., Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.

Credit Quality Explanation [Text Block]
Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Fund will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Fund will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Fund, and not the Fund itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality. A pre-refunded bond is secured by an escrow fund of U.S. government obligations (i.e., Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.

Credit Ratings Selection [Text Block]	Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Fund will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Fund will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Fund, and not the Fund itself.
Material Fund Change [Text Block]
Material Fund Changes During the Period
Following is a summary of material changes planned for the Fund since the beginning of the reporting period:
On December 2, 2025, the Fund’s Board of Trustees approved the reorganization of the Fund into the Pacific Capital Tax-Free Securities Fund (the “Reorganization”). The Reorganization has not occurred as of the date the shareholder report was issued.

[1]	Annualized
[2]	Annualized